Financial Risk Management_The Credit Quality Of Due From Financial Institutions(Details) - Due from financial institutions measured at amortized cost - KRW (₩) ₩ in Millions		Dec. 31, 2020		Dec. 31, 2019
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[2]	₩ 22,723,354	[1]	₩ 18,147,672
Grade 1
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[2]	21,437,207		17,292,966
Grade 2
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[2]	334,371		149,927
Grade 3
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[2]	458,831		677,249
Grade 4
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[2]	479,142		0
Grade 5
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[2]	13,803		27,530
12-month expected credit losses
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[2]	22,709,972		18,134,133
12-month expected credit losses | Grade 1
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[2]	21,437,207		17,292,966
12-month expected credit losses | Grade 2
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[2]	334,371		149,927
12-month expected credit losses | Grade 3
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[2]	445,732		677,249
12-month expected credit losses | Grade 4
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[2]	479,142		0
12-month expected credit losses | Grade 5
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[2]	13,520		13,991
Non-impaired
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[2]	13,099		13,179
Non-impaired | Grade 1
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[2]	0		0
Non-impaired | Grade 2
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[2]	0		0
Non-impaired | Grade 3
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[2]	13,099		0
Non-impaired | Grade 4
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[2]	0		0
Non-impaired | Grade 5
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[2]	0		13,179
Impaired
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[2]	283		360
Impaired | Grade 1
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[2]	0		0
Impaired | Grade 2
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[2]	0		0
Impaired | Grade 3
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[2]	0		0
Impaired | Grade 4
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[2]	0		0
Impaired | Grade 5
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[2]	283		360
Not applying expected credit losses
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[2]	0		0
Not applying expected credit losses | Grade 1
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[2]	0		0
Not applying expected credit losses | Grade 2
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[2]	0		0
Not applying expected credit losses | Grade 3
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[2]	0		0
Not applying expected credit losses | Grade 4
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[2]	0		0
Not applying expected credit losses | Grade 5
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[2]	₩ 0		₩ 0

[1]	Amount includes loans measured at fair value through profit or loss, other comprehensive income and amortized cost.
[2]	Before netting of allowance